INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Schedule Of Inventories
December 31,
	2016	2015
	US Dollars in thousands

Raw materials	1,732	1,928
Work-in-progress	1,538	1,844
Finished goods	656	678

	3,926	4,450